General	12 Months Ended
Nov. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
General
Description of Business
Carnival Corporation was incorporated in Panama in 1972 and Carnival plc was incorporated in England and Wales in 2000. Carnival Corporation and Carnival plc operate a dual listed company (“DLC”), whereby the businesses of Carnival Corporation and Carnival plc are combined through a number of contracts and through provisions in Carnival Corporation’s Articles of Incorporation and By-Laws and Carnival plc’s Articles of Association. The two companies operate as if they are a single economic enterprise with a single senior executive management team and identical Boards of Directors, but each has retained its separate legal identity. Each company’s shares are publicly traded; on the New York Stock Exchange (“NYSE”) for Carnival Corporation and the London Stock Exchange for Carnival plc. In addition, Carnival plc American Depository Shares are traded on the NYSE (see Note 3 - "DLC Arrangement").
We are among the largest, most profitable and financially strong leisure travel companies in the world. We are also the largest cruise company and a leading provider of vacations to all major cruise destinations throughout the world. We operate over 100 cruise ships within a portfolio of leading global, regional and national cruise brands that sell tailored cruise products, services and vacation experiences in all the world’s most important vacation geographic areas. The consolidated financial statements include the accounts of Carnival Corporation and Carnival plc and their respective subsidiaries. Together with their consolidated subsidiaries, they are referred to collectively in these consolidated financial statements and elsewhere in this 2016 Annual Report as “Carnival Corporation & plc,” “our,” “us” and “we.”